Employee benefits - Summary of Amounts Recognized in Relation to Net Defined Benefit Liability Asset in Statements of Financial Position (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligations	¥ 573,143	¥ 614,763
Fair value of plan assets	(447,747)	(474,933)
The impact of minimum funding requirement and asset ceiling	6,897	4,870
Net defined benefit asset	(28,334)	(21,057)
Net defined benefit liability	160,627	165,757
Net amount	132,293	144,700
Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligations	124,702	277,903
Fair value of plan assets	(56,987)	(198,791)
The impact of minimum funding requirement and asset ceiling	3,455	2,491
Net defined benefit asset	(1,775)	(6,544)
Net defined benefit liability	72,945	88,147
Net amount	¥ 71,170	¥ 81,603